Deferred charges, net	12 Months Ended
Dec. 31, 2022
Deferred Charges Net
Deferred charges, net

5. Deferred charges, net

Deferred charges, net as of December 31, 2022, 2021 and 2020 consisted of the following:

Dry - docking Costs
As of January 1, 2020	$16,408
Additions	12,401
Amortization	(5,820)
Write - off	(38)
As of December 31, 2020	$22,951
Additions	23,704
Amortization	(9,004)
Write - off	(22)
As of December 31, 2021	$37,629
Additions	30,105
Amortization	(13,071)
As of December 31, 2022	$54,663

The Company follows the deferral method of accounting for dry-docking costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period of five years until approximately the next scheduled dry-docking, which is generally five years. Any remaining unamortized balance from the previous dry-docking are written-off.